Fair Value Measurements (Details) - Schedule of company's assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Roth CH Acquisition IV Co. [Member]
Assets:
Marketable securities held in Trust Account	$ 24,601,832	$ 24,678,170	$ 116,738,316